Identification and activities of the Company and Subsidiaries	12 Months Ended
Dec. 31, 2022
Identification and activities of the Company and Subsidiaries
Identification and activities of the Company and Subsidiaries

Note 1Identification and activities of the Company and Subsidiaries

1.1Historical background

Sociedad Química y Minera de Chile S.A. (the “Company” or “SQM”) is an open stock corporation organized under the laws of the Republic of Chile and its Chilean Tax Identification Number is 93.007.000-9.

The Company was incorporated through a public deed dated June 17, 1968 by the public notary of Santiago Mr. Sergio Rodríguez Garcés. Its existence was approved by Decree No. 1,164 of June 22, 1968 of the Ministry of Finance, and it was registered on June 29, 1968 in the Registry of Commerce of Santiago, on page 4,537 No. 1,992. SQM’s headquarters are located at El Trovador 4285, Floor 6, Las Condes, Santiago, Chile, The Company’s telephone number is +(56 2) 2425-2000.

The Company is registered in the CMF under number 184 of March 18, 1983 and is therefore subject to oversight by that entity.

1.2Main domicile where the Company performs its production activities

The Company’s main domiciles are: Calle Dos Sur plot No. 5 - Antofagasta; Arturo Prat 1060 - Tocopilla; Administration Building w/n - Maria Elena; Administration Building w/n Pedro de Valdivia - María Elena, Anibal Pinto 3228 - Antofagasta, Kilometer 1378 Ruta 5 Norte Highway - Antofagasta, Coya Sur Plant w/n - Maria Elena, kilometer 1760 Ruta 5 Norte Highway - Pozo Almonte, Salar de Atacama (Atacama Saltpeter deposit) potassium chloride  plant w/n - San Pedro de Atacama, potassium sulfate plant at Salar de Atacama w/n – San Pedro de Atacama, Minsal Mining Camp w/n CL Plant CL, Potassium– San Pedro de Atacama, formerly the Iris Saltpeter office w/n, Commune of Pozo Almonte, Iquique, Level 1 and 225 Dt Georges Tce Perth WA 6000, Australia.

1.3Codes of main activities

The codes of the main activities as established by the CMF, as follows:

●	1700 (Mining)
●	2200 (Chemical products)
●	1300 (Investment)

1.4Description of the nature of operations and main activities

The products of the Company are mainly derived from mineral deposits found in northern Chile where mining takes place and caliche and brine deposits are processed.

(a)	Specialty plant nutrition: Four main types of specialty plant nutrients are produced: potassium nitrate, sodium nitrate, sodium potassium nitrate and specialty blends. In addition, other specialty fertilizers are sold including third party products.
(b)	Iodine: The Company produces iodine and iodine derivatives, which are used in a wide range of medical, pharmaceutical, agricultural and industrial applications, including x-ray contrast media, polarizing films for LCD and LED, antiseptics, biocides and disinfectants, in the synthesis of pharmaceuticals, electronics, pigments and dye components.
(c)	Lithium: The Company produces lithium carbonate, which is used in a variety of applications, including electrochemical materials for batteries, frits for the ceramic and enamel industries, and it is an important ingredient in the manufacture of gunpowder, heat-resistant glass (ceramic glass), air conditioning chemicals, continuous casting powder for steel extrusion, primary aluminum smelting process, pharmaceuticals and lithium derivatives. We are also a leading supplier of lithium hydroxide, which is primarily used as an input for the lubricating greases industry and for certain cathodes for batteries.
(d)	Industrial chemicals: The Company produces three industrial chemicals: sodium nitrate, potassium nitrate and potassium chloride. Sodium nitrate is used primarily in the production of glass, explosives, and metal treatment. Potassium nitrate is used in the manufacturing of specialty glass, and it is also an important raw material to produce of frits for the ceramics and enamel industries. Solar salts, a combination of potassium nitrate and sodium nitrate, are used as a thermal storage medium in concentrated solar power plants. Potassium chloride is a basic chemical used to produce potassium hydroxide, and it is also used oil drilling, and to produce carrageenan.
(e)	Potassium: The Company produces potassium chloride and potassium sulfate from brines extracted from the Salar de Atacama. Potassium chloride is a commodity fertilizer used to fertilize a variety of crops including corn, rice, sugar, soybean and wheat. Potassium sulfate is a specialty fertilizer used mainly in crops such as vegetables, fruits and industrial crops.
(f)	Other products and services: The Company also sells other fertilizers and blends, some of which we do not produce, mainly potassium nitrate, potassium sulfate and potassium chloride. This business line also includes revenue from commodities, services, interests, royalties and dividends.

1.5Other background

(a)	Employees

As of December 31, 2022, and 2021, the workforce was as follows:

	As of December 31, 2022			As of December 31, 2021
		Other			Other
Employees	SQM S.A.	subsidiaries	Total	SQM S.A.	subsidiaries	Total
Executives	32	128	160	33	103	136
Professionals	177	2,506	2,683	117	1,639	1,756
Technicians and operators	309	3,845	4,154	275	3,914	4,189
Overall total	518	6,479	6,997	425	5,656	6,081

	As of December 31, 2022			As of December 31, 2021
		Other			Other
Place of work	SQM S.A.	subsidiaries	Total	SQM S.A.	subsidiaries	Total
In Chile	518	6,015	6,533	425	5,246	5,671
Outside Chile	—	464	464	—	410	410
Overall total	518	6,479	6,997	425	5,656	6,081

(b)Main shareholders

As of December 31, 2022, there were 1,157 shareholders.

The following table shows information about the main shareholders of the Company’s Series A or Series B shares in circulation as of December 31, 2022 and 2021, in line with information provided by the DCV, with respect to each shareholder that, to our knowledge, owns more than 5% of the outstanding Series A or Series B shares. The following information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

		% of Series A		% of Series B	% of total
Shareholders as of December 31, 2022	No. of Series A	shares	No. of Series B	shares	shares
The Bank of New York Mellon, ADRs	—	—	64,555,045	45.20%	22.60%
Inversiones TLC SpA (1)	62,556,568	43.80%	—	—	21.90%
Sociedad de Inversiones Pampa Calichera S.A. (2)	43,133,789	30.20%	1,611,227	1.13%	15.66%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile via State Street	79,265	0.06%	10,979,388	7.69%	3.87%
AF Habitad S.A.	—	—	9,504,885	6.66%	3.33%
Inv. Global Mining (Chile) Ltda.	8,798,539	6.16%	—	—	3.08%
Banco Santander via foreign investor accounts	545,729	0.38%	8,181,775	5.73%	3.06%
AFP Cuprum S.A.	—	—	6,535,039	4.58%	2.29%
Banco de Chile non-resident third party accounts	62,829	0.04%	6,181,476	4.33%	2.19%
AF Capital S.A.	—	—	5,652,982	3.96%	1.98%
AFP Provida S.A.	—	—	5,263,361	3.69%	1.84%

		% of Series A		% of Series B	% of total
Shareholders as of December 31, 2021	No. of Series A	shares	No. of Series B	shares	shares
Inversiones TLC SpA (1)	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	67,603,420	47.34%	23.67%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,989,231	31.50%	—	—	15.75%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	—	—	3.08%
Banco de Chile via State Street	23,428	0.02%	9,178,379	6.43%	3.22%
Banco Santander via foreign investor accounts	—	—	8,856,091	6.20%	3.10%
Banco de Chile non-resident third party accounts	445	—	7,939,865	5.56%	2.78%
Bando de Chile vi a Citi NA New York Clients	67,463	0.05%	4,795,310	3.36%	1.70%
Inversiones la Esperanza de Chile Limitada	4,246,226	2.97%	—	—	1.49%
Larraín Vial S.A. Corredora de Bolsa	125,726	0.09%	3,653,614	2.56%	1.32%
AFP Habitat S.A. for Pension Fund C	—	—	2,914,292	2.04%	1.02%
(1)	As reported by DCV, which records the Company’s shareholders’ register as of December 31, 2022 and 2021 Inversiones TLC SpA, a subsidiary wholly owned by Tianqi Lithium Corporation, is the direct owner of 62,556,568 Series A shares of the Company equivalent to 21.90% of SQM’s shares. Tianqi Lithium Corporation it owns 748,490 Series B shares as reported by Inversiones TLC SpA. So as of December 31, 2022, Tianqi Lithium Corporation owns 22.16% of all SQM shares through Series A shares and ADSs representing Series B shares. As of December 31, 2021, Tianqi Lithium Corporation directly and indirectly held 23.75% of all SQM shares through Series A shares and ADSs representing Series B shares.
(2)	As of December 31, 2021, Sociedad de Inversiones Pampa Calichera S.A. has 47,480,196 Series A and B shares; 2,490,965 Series B shares are held by different brokers. As of December 31, 2022, the Sociedad de Inversiones Pampa Calichera S.A. had 46,600,458 series A shares, although 1,855,442 of these shares were held in custody by stockbrokers.

1.6Capital stock increase

On April 28, 2021, the Company completed a US$1.1 billion capital stock increase. The capital stock increase was approved at an extraordinary shareholders’ meeting held by the Company on January 22, 2021. It included a mandatory 30-day pre-emptive rights offering, under Chilean law, to existing holders of the Company’s Series B common stock and a corresponding pre-emptive rights offering to existing holders of American Depositary Shares (ADSs). Existing shareholders received transferable share rights to subscribe for shares of Series B common stock at a subscription price of US$50 per share and the share rights were traded in Chile on the Santiago Stock Exchange and the Electronic Stock Exchange. Existing ADS holders received transferable ADS rights to subscribe for ADSs at a subscription price of US$50 per ADS and the ADS rights were traded in the U.S. on the New York Stock Exchange. The pre-emptive rights offerings ended on April 24, 2021 with respect to the share rights in Chile and on April 19, 2021 with respect to the ADS rights in the U.S. Of the 22,441,932 new Series B shares offered in the pre-emptive rights offerings, a total of 21,687,549 Series B shares (including shares in the form of ADSs), i.e. almost 97% of the Serie B shares offered, were subscribed in the preemptive rights offerings. The remaining 754,383 Series B shares that were not subscribed for in the pre-emptive rights offerings were offered and placed in auctions conducted through the Santiago Stock Exchange to investors in Chile and outside Chile (including in the United States) on April 28, 2021, at an average price of approximately US$54 per share.

As of April 28, 2021, contributed capital is US$1.1 billion net of expenses for ThUS 24,503.